Share-based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation	Share-based Compensation
2014 Equity Incentive Plan
Owlet had previously adopted the 2014 Equity Incentive Plan (the "2014 Plan") on June 30, 2014 by the Board of Directors. This plan permitted the Company to grant incentive stock options, non-statutory stock options, stock appreciation rights, restricted stock awards, and restricted stock unit awards to employees, directors, and consultants. Options granted vest ratably over two to four years, with a maximum term of 10 years.
On July 15, 2021, upon the Closing (Note 3), the number of equity awards issued and available for grant were retrospectively adjusted pursuant to the conversion ratio of approximately 2.053. The mechanism of conversion resulted in the fair value of each option prior to the Closing equal to the fair value of each option after. All stock option activity presented in these statements has been retrospectively adjusted to reflect the conversion.
As of the effective date of the 2021 Incentive Award Plan the Company ceased granting awards under the 2014 Plan. Outstanding awards continue to be subject to the terms and conditions of the 2014 Plan. Shares remaining for issuance, forfeited, expired, or other manner available to issue under terms of the 2014 Plan roll over to and become available for awards under the 2021 Incentive Award Plan.
2021 Incentive Award Plan
Effective February 12, 2021 the Board of Directors approved the adoption of an equity incentive plan (the "2021 Plan") which permits the Company to grant options, stock appreciation rights, restricted stock, restricted stock units, performance bonus, performance stock unit, dividend equivalents, or other stock or cash based awards to employees, directors, or consultants. As of December 31, 2021, 18,144,695 shares were authorized for issuance under the 2021 Plan. In addition, the shares authorized for the 2021 Plan may be increased on an annual basis beginning January 1, 2022, in an amount equal to 5% of the outstanding common stock on the last day of the immediately preceding fiscal year for a period of 10 years. Options granted vest ratably over two to four years, with a maximum term of 10 years.
As of December 31, 2021, a total of 34,386,810 shares of common stock are reserved for issuance and 16,097,168 shares are available for future grants under the 2021 Plan.
Stock Options
The following is a summary of stock option information and weighted-average exercise prices:

	2021		2020
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
Outstanding at January 1	10,215,834	$0.45	9,899,765	$0.38
Granted	2,623,689	6.30	3,794,486	0.82
Exercised	(704,672)	0.63	(417,866)	0.28
Canceled	(1,769,796)	0.75	(3,050,929)	0.71
Expired	(7,560)	0.12	(9,622)	0.63
Outstanding at December 31	10,357,495	1.87	10,215,834	0.45
Exercisable at December 31	6,712,145	$0.73	6,673,539	$0.30
The intrinsic value of a stock option is the amount by which the current market value of the underlying stock exceeds the exercise price of the option. The total intrinsic value of options exercised was $4,649 during 2021 and $740 during 2020. At December 31, 2021, options outstanding had an intrinsic value of $17,529 with a weighted-average remaining life of 6.95 years. For the same period, December 31, 2021, options vested and exercisable had an intrinsic value of $14,775 with a weighted-average remaining life of 5.89 years. At December 31, 2020, options outstanding had an intrinsic value of $54,135 with a weighted-average remaining life of 7.29 years. For the same period, December 31, 2020, options vested and exercisable had an intrinsic value of $36,326 with a weighted-average remaining life of 6.47 years.
The total grant date fair value of options vested during 2021 and 2020 was $2,822 and $842, respectively. The grant date fair value of options granted during 2021 and 2020 was $9,507 and $3,879, respectively. Weighted-average grant date fair value of options granted during fiscal years 2021 and 2020 was $3.62 and $1.02, respectively. Stock options vested and expected to vest at December 31, 2021 totaled 10,352,973 shares, with an intrinsic value of $17,532, weighted-average exercise price of $1.86, and weighted-average remaining life of 6.95 years. Cash received from stock options exercised during 2021 was immaterial.
The grant date fair value of each option was estimated on the date of grant using the Black-Scholes option pricing model. The key weighted average assumptions for 2021 grants are as follows:

	Year Ended December 31,
	2021	2020
Expected volatility	64.9%	63.5%
Risk-free rate	0.9%	0.5%
Expected term in years	5.89	6.0
Dividend yield	—%	—%
Stock-based compensation expense related to options was $3,061 and $1,070 during the years ended December 31, 2021 and December 31, 2020, respectively. Generally, employees are subject to four year vesting terms of 25% after one year with monthly thereafter.
Restricted Stock Units
Stock-based compensation expense related to RSU grants was $1,198 and $0 in December 31, 2021 and December 31, 2020, respectively. RSUs are valued at the market value on the date of grant and compensation expense for employees is expensed over the vesting period. Generally, employees are subject to either a four year vesting term with 25% vesting after one year and quarterly thereafter, or on a 2 year vesting term with 50% after one year and the remaining after the second year, depending on grant reason. Grants to directors vest after one year. The aggregated fair value of RSUs granted during the year ended December 31, 2021 was $16,685.
The following is a summary of RSU information and weighted-average grant date fair values for the Company's RSUs:

	Year Ended December 31,
	2021		2020
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Unvested at January 1	$—	$—	$—	$—
Granted	4,085,666	4.08
Vested	—
Forfeited	(15,399)	4.67
Unvested at December 31	$4,070,267	$4.08	$—	$—
Stock-based Compensation Expense
Total stock-based compensation was recognized as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$1,826	$206
Sales and marketing	939	445
Research and development	1,494	419
Total stock-based compensation	$4,259	$1,070
As of December 31, 2021, the Company had $8,621 of unrecognized stock-based compensation costs related to non-vested options that will be recognized over a weighted-average period of 2.81 years, and $15,415 of unrecognized stock-based compensation costs related to unvested RSUs that will be recognized over a weighted-average period of 3.38 years.